Utility Plant - Schedule of Net Utility Plant (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 5,019,500	$ 4,811,050
Less: accumulated depreciation	(1,750,795)	(1,638,091)
Acquisition adjustments, net	911	1,091
Construction work in progress	74,178	44,894
Net utility plant	3,343,794	3,218,944
Storage [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	20,503	20,496
Transmission [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	301,505	295,103
Distribution [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	4,224,560	4,048,078
General [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	310,936	291,639
Other [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 161,996	$ 155,734